Note 7 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Gain (Loss) on Contract Termination	$ 15,984,253	$ 15,984,253	$ (0)	$ (0)
Amortization of Fair Value of Below-market Time Charters Acquired		11,368,879	10,827,595	230,112
Below Market Time Charters Acquired, Noncurrent		7,580,306	$ 34,933,438
Below Market Time Charters, Accumulated Amortization		$ 10,111,392
Below Market Time Charters, Weighted Average Amortization Life (Year)		1 year 6 months 10 days
Fair Value, Inputs, Level 2 [Member] | M/V Marcos V [Member]
Below Market Time Charters, Fair Value				$ 17,691,698
Fair Value, Inputs, Level 2 [Member] | M/V Emmanuel P [Member]
Below Market Time Charters, Fair Value					$ 15,759,241
Fair Value, Inputs, Level 2 [Member] | M/V Rena P [Member]
Below Market Time Charters, Fair Value					$ 12,540,206